UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NOBLE PARTNERS, L.P.
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Address:   265 FRANKLIN ST., 21ST FLOOR
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           BOSTON, MA 02110
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Form 13F File Number: 28-11605
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        -----------------------------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        -----------------------------------------------------------------------
Phone:  617-646-6500
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Signature,  Place,  and  Date  of  Signing:

/s/ GEORGE L. NOBLE                BOSTON, MA                         8/15/2011
--------------------------------   --------------------------------   ---------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $       32,729
                                         --------------
                                         (In Thousands)


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ACADIA PHARMACEUTICALS INC  COM            004225108       65    40,000 SH       SOLE                 40,000
AKORN INC                   COM            009728106    2,627   375,300 SH       SOLE                375,300
ALEXION PHARMACEUTICALS INC COM            015351109      705    15,000 SH       SOLE                 15,000
ALLERGAN INC                COM            018490102    1,665    20,000 SH       SOLE                 20,000
AMARIN CORP PLC             SPONS ADR NEW  023111206    3,030   210,000 SH       SOLE                210,000
ARIAD PHARMACEUTICALS INC   COM            04033A100      453    40,000 SH       SOLE                 40,000
BANRO CORP                  COM            066800103      556   146,600 SH       SOLE                146,600
BRISTOL MYERS SQUIBB CO     COM            110122108      579    20,000 SH       SOLE                 20,000
CARDIOME PHARMA CORP        COM NEW        14159U202      556   125,000 SH       SOLE                125,000
CERNER CORP                 COM            156782104      244     4,000 SH       SOLE                  4,000
CIGNA CORP                  COM            125509109      771    15,000 SH       SOLE                 15,000
CVS CAREMARK CORPORATION    COM            126650100      767    20,400 SH       SOLE                 20,400
ELAN PLC                    ADR            284131208    2,786   245,000 SH       SOLE                245,000
GEN-PROBE INC NEW           COM            36866T103      553     8,000 SH       SOLE                  8,000
GILEAD SCIENCES INC         COM            375558103    2,071    50,000 SH       SOLE                 50,000
GOLAR LNG PARTNERS LP       COM UNIT LPI   Y2745C102    9,458   331,876 SH       SOLE                331,876
HOLOGIC INC                 COM            436440101      202    10,000 SH       SOLE                 10,000
INSULET CORP                COM            45784P101      222    10,000 SH       SOLE                 10,000
JAZZ PHARMACEUTICALS INC    COM            472147107      400    12,000 SH       SOLE                 12,000
LINCARE HLDGS INC           COM            532791100      439    15,000 SH       SOLE                 15,000
PERRIGO CO                  COM            714290103    1,054    12,000 SH       SOLE                 12,000
STEALTHGAS INC              SHS            Y81669106      388    90,700 SH       SOLE                 90,700
UNITED STATES NATL GAS FUND PUT            912318950    1,102   100,000 SH PUT   SOLE                100,000
VOLCANO CORPORATION         COM            928645100      807    25,000 SH       SOLE                 25,000
WATSON PHARMACEUTICALS INC  COM            942683103      756    11,000 SH       SOLE                 11,000
WELLPOINT INC               COM            94973V107      473     6,000 SH       SOLE                  6,000